Management of Financial Risk (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 1,923	$ 2,329	$ 4,304	$ 8,079
Marketable securities	104	719	$ 787
Receivables	76	87
Accounts payable and accrued liabilities	151	262
Flow through premium liability	9	0
Canadian Dollars
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	1,878	2,288
Marketable securities	104	719
Receivables	28	17
Accounts payable and accrued liabilities	(118)	(215)
Flow through premium liability	(75)	0
Net financial assets (liabilities), December 31	$ 1,817	$ 2,809